UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     June 30, 2007
                                                   -------------

Check here if Amendment [  ]; Amendment Number:
                                                   -------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           PI Investment Management Limited
                -------------------------------------------
Address:        5th Floor, Alexandra House, The Sweepstakes
                -------------------------------------------
                Ballsbridge, Dublin 4, IRELAND
                -------------------------------------------

Form 13F File Number:   028-11988
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Patti Eyers
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          011 353 1 6699220
                -----------------------

Signature, Place and Date of Signing:


           /s/ Patti Eyers             Dublin, IRELAND          3 July 2007
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


None.

                              FORM 13F SUMMARY PAGE

                                 Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  32
                                                 --------------------

Form 13F Information Table Value Total:                734,334
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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

PI Investment Management 30.06.07

                                       Title                                                           Column 8   Column 8  Column 8
                                        of                    Value               Investment   Other    Voting     Voting    Voting
Name of Issuer                         Class     CUSIP       ($1,000)    Shares   Discretion  Managers   Sole      Shared     None
--------------                         -----     -----       --------    ------   ----------  --------  -------   --------  --------

AFLAC INC COM STK USD0.10              Common   001055102    24,192.85     470,678    Sole     None      470,678
ALTRIA GROUP INC COM USD0.333333       Common   02209S103    39,753.32     566,771    Sole     None      566,771
AMER EXPRESS CO COM USD0.20            Common   025816109    17,269.22     282,269    Sole     None      282,269
AUTO DATA PROCESS COM STK USD0.10      Common   053015103    17,567.56     362,442    Sole     None      362,442
BECTON DICKINSON COM STK USD1          Common   075887109    12,677.81     170,172    Sole     None      170,172
CHEESECAKE FACTORY COM STK USD0.01     Common   163072101    11,139.88     454,318    Sole     None      454,318
CISCO SYSTEMS COM USD0.001             Common   17275R102    18,655.63     669,861    Sole     None      669,861
CITIGROUP INC                          Common   172967101    23,480.92     457,807    Sole     None      457,807
EMERSON ELECTRIC CO                    Common   291011104    24,147.35     515,969    Sole     None      515,969
EXXON MOBIL CORP COM STK NPV           Common   30231G102    25,017.46     298,253    Sole     None      298,253
FED HOME LOAN MTG COM STK USD0.21      Common   313400301     3,479.08      57,316    Sole     None       57,316
FISERV INC COM STK USD0.01             Common   337738108    16,185.56     284,957    Sole     None      284,957
GEN DYNAMICS CORP COM STK USD1         Common   369550108    30,952.83     395,715    Sole     None      395,715
GEN ELEC CO COM STK USD0.06            Common   369604103    54,761.76   1,430,558    Sole     None    1,430,558
HOME DEPOT INC COM STK USD0.05         Common   437076102    17,182.06     436,647    Sole     None      436,647
ILLINOIS TOOL WKS COM STK NPV          Common   452308109    19,600.96     361,708    Sole     None      361,708
JOHNSON & JOHNSON COM STK USD1         Common   478160104    63,293.35   1,027,156    Sole     None    1,027,156
JOHNSON CONTROLS COM USD0.16 2/3       Common   478366107    34,776.84     300,396    Sole     None      300,396
MCDONALDS CORPORATION NPV              Common   580135101    13,603.27     267,992    Sole     None      267,992
MEDTRONIC INC COM STK USD0.10          Common   585055106    17,862.55     344,438    Sole     None      344,438
NIKE INC CLASS B COM STK NPV           Common   654106103    17,457.21     299,489    Sole     None      299,489
OMNICOM GROUP INC.                     Common   681919106    24,203.17     457,354    Sole     None      457,354
O REILLY AUTOMOTVE COM STK USD0.01     Common   686091109    16,782.96     459,178    Sole     None      459,178
PRAXAIR INC COM STK USD0.01            Common   74005P104    25,735.20     357,483    Sole     None      357,483
REPUBLIC SERVICES INC                  Common   760759100     3,183.50     103,900    Sole     None      103,900
ROCKWELL COLLINS I COM STK USD0.01     Common   774341101    27,251.57     385,781    Sole     None      385,781
SHERWIN-WILLIAMS COM STK USD1          Common   824348106    14,261.40     214,554    Sole     None      214,554
TAIWAN SEMICONDUCTOR MANUFACT CO ADR   ADR      874039100       133.56      12,059    Sole     None       12,059
TARGET CORP COM USD0.0833              Common   87612E106    16,850.63     264,947    Sole     None      264,947
WAL MART STORES INC                    Common   931142103    31,624.05     657,328    Sole     None      657,328
WALGREEN CO COM STK USD0.078125        Common   931422109    36,246.27     832,482    Sole     None      832,482
WELLS FARGO & CO COM STK USD1 2/3      Common   949746101    35,003.75     995,273    Sole     None      995,273

                                                            734,333.54


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